Consolidated Statements of Comprehensive Income - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Revenues
Revenues	$ 3,287,101	$ 12,847,729	$ 6,272,431	$ 28,738,982
Total revenues	3,287,101	12,847,729	6,272,431	28,738,982
Expenses
Voyage expenses	456,839	(663,064)	(365,339)	7,291,129
Voyage expenses – related parties	40,833			340,266
Vessel operating expenses	889,272	(2,380,986)	(1,531,278)	4,716,536
Vessel operating expenses – related parties	7,000	(22,700)	(12,000)	79,250
Dry-docking costs	584,355	(799,333)	(138,780)	183,090
Depreciation	557,974	(479,171)	(441,749)	4,104,720
Management fees – related parties	77,440	(189,640)	(94,160)	396,000
General and administrative expenses		(2,397)	(35,021)	679,156
General and administrative expenses – related parties	121,327			520,874
Net gain on sale of vessel – related party		9,268,610
Total (expenses)/income	2,735,040	4,731,319	(2,618,327)	18,311,021
Income from operations	552,061	17,579,048	3,654,104	10,427,961
Other (expenses)/income
Interest and finance costs	(116)	(194,633)	(45,623)	(4,471)
Interest and finance costs – related party				(1,363,360)
Interest income		59,716		36,107
Foreign exchange (loss)/gain	(359)	15,221	219	195,675
Other expenses, net	(475)	(119,696)	(45,404)	(1,136,049)
Net income	551,586	17,459,352	3,608,700	9,291,912
Other comprehensive income		0	0	0
Total comprehensive income	$ 551,586	$ 17,459,352	$ 3,608,700	$ 9,291,912
Earnings per share (Note 9)
-Basic	$ 17.33			$ 157.28
-Diluted	$ 7.39			$ 63.08
Weighted average number of shares (Note 9)
-Basic	31,826			54,217
-Diluted	74,683			146,116